TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Suppliers	$ 22,166	$ 16,928
Advanced payments from customers	7,954	0
Expenses accrual	33,090	18,338
Trade payables	63,210	35,266
Expenses accrual	6,387	5,240
Non-current trade payables	$ 6,387	$ 5,240